UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

RIVERPARK FUNDS

Semi-Annual Report
March 31, 2018 (Unaudited)

RiverPark Large Growth Fund
Retail Class and Institutional Class Shares

RiverPark/Wedgewood Fund
Retail Class and Institutional Class Shares

RiverPark Long/Short Opportunity Fund
Retail Class and Institutional Class Shares

RiverPark Strategic Income Fund
Retail Class and Institutional Class Shares

RiverPark Focused Value Fund
Retail Class and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Schedules of Investments
RiverPark Large Growth Fund	1
RiverPark/Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	5
RiverPark Strategic Income Fund	8
RiverPark Focused Value Fund	13
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	22
Notes to Financial Statements	28
Disclosure of Fund Expenses	42

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Large Growth Fund March 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.8%**
Consumer Discretionary – 30.1%
adidas ADR	11,603	$1,413
Amazon.com*	1,194	1,728
Booking Holdings*	738	1,535
CarMax *	22,307	1,382
Dollar Tree*	23,068	2,189
Dollarama^	9,326	1,134
Las Vegas Sands	20,540	1,477
NIKE, Cl B	15,507	1,030
Starbucks	9,046	524
Ulta Beauty*	6,210	1,268
Walt Disney	11,783	1,183
		14,863
Energy – 6.3%
Cabot Oil & Gas, Cl A	31,961	767
EOG Resources	11,802	1,242
Schlumberger	17,228	1,116
		3,125
Financials – 15.4%
BlackRock, Cl A	1,617	876
Charles Schwab	35,181	1,837
CME Group, Cl A	10,031	1,622
TD Ameritrade Holding	20,764	1,230
The Blackstone Group LP (a)	63,802	2,039
		7,604
Health Care – 9.7%
Align Technology*	3,810	957
Illumina*	3,304	781
Intuitive Surgical*	2,769	1,143
IQVIA Holdings*	6,289	617
UnitedHealth Group	6,063	1,297
		4,795
Industrials – 2.3%
Northrop Grumman	3,170	1,107

Information Technology – 25.6%
Adobe Systems*	6,823	1,474
Alliance Data Systems	4,137	880
Alphabet, Cl A*	851	883
Alphabet, Cl C	852	879
Apple	6,914	1,160
eBay *	23,607	950
Facebook, Cl A*	11,272	1,801
Mastercard, Cl A	9,293	1,628
Oracle	12,626	578
salesforce.com*	7,626	887
Visa, Cl A	12,641	1,512
		12,632
Real Estate – 9.4%
American Tower REIT, Cl A	10,794	1,569
CBRE Group, Cl A*	25,696	1,213
Equinix REIT	4,407	1,843
		4,625
Total Common Stock
(Cost $28,829) (000)		48,751

Total Investments — 98.8%
(Cost $28,829) (000)		$48,751

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $49,345 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Security considered Master Limited Partnership. At March 31, 2018, these securities amounted to $2,039 (000) or 4.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

RiverPark/Wedgewood Fund March 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.9%**
Consumer Discretionary – 17.4%
Booking Holdings*	11,600	$24,133
Ross Stores	276,000	21,522
Tractor Supply	278,000	17,520
		63,175
Consumer Staples – 4.3%
Kraft Heinz	250,500	15,604

Energy – 9.8%
Core Laboratories	147,000	15,908
Schlumberger	301,500	19,531
		35,439
Financials – 12.3%
Berkshire Hathaway, Cl B*	160,300	31,977
Charles Schwab	242,000	12,637
		44,614
Health Care – 10.7%
Celgene*	179,000	15,968
Edwards Lifesciences*	163,000	22,742
		38,710
Industrials – 5.8%
Fastenal	384,000	20,963

Information Technology – 37.6%
Alphabet, Cl A*	16,700	17,320
Apple	180,500	30,284
Cognizant Technology Solutions, Cl A	139,000	11,190
Facebook, Cl A*	144,000	23,010
PayPal Holdings*	193,000	14,643
QUALCOMM	313,000	17,343
Visa, Cl A	189,500	22,668
		136,458
Total Common Stock
(Cost $236,374) (000)		354,963

Total Investments — 97.9%
(Cost $236,374) (000)		$354,963

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $362,748 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 80.7%
Consumer Discretionary – 26.2%
Brinker International
2.600%, 05/15/18	$4,248	$4,245
CCO Holdings
5.250%, 03/15/21	6,750	6,805
Cequel Communications Holdings I
6.375%, 09/15/20 (a)	18,266	18,632
DISH DBS
4.250%, 04/01/18	27,757	27,757
Guitar Center
6.500%, 04/15/19 (a)	18,230	18,248
International Automotive Components Group
9.125%, 06/01/18 (a)	21,453	20,407
Mediacom Broadband
6.375%, 04/01/23	52,618	54,295
MHGE Parent
8.500% cash/9.250% PIK, 08/01/19 (a)	9,197	9,139
Michaels Stores
5.875%, 12/15/20 (a)	18,531	18,786
NAI Entertainment Holdings
5.000%, 08/01/18 (a)	17,277	17,312
TEGNA
5.125%, 10/15/19	5,123	5,168
William Lyon Homes
5.750%, 04/15/19	12,275	12,344
WMG Acquisition
6.750%, 04/15/22 (a)	27,992	29,007
		242,145
Consumer Staples – 4.3%
BI-LO
9.250%, 02/15/19 (a)	968	971
Rite Aid
9.250%, 03/15/20	39,223	39,331
		40,302
Energy – 4.2%
Calumet Specialty Products Partners
11.500%, 01/15/21 (a)	19,421	21,715
McDermott International
8.000%, 05/01/21 (a)	16,587	17,023
		38,738
Industrials – 15.2%
Airxcel
8.500%, 02/15/22 (a)	14,517	15,769
Clean Harbors
5.250%, 08/01/20	12,338	12,400
HC2 Holdings
11.000%, 12/01/19 (a)	9,040	9,374
Icahn Enterprises
6.000%, 08/01/20	15,720	16,044
Masco
6.625%, 04/15/18	7,141	7,151
Nielsen Finance
4.500%, 10/01/20	27,745	27,843
Orbital ATK
5.250%, 10/01/21	443	454
Ply Gem Industries
6.500%, 02/01/22	8,728	9,019
6.500%, 02/01/22	23,976	24,732
Shape Technologies Group
7.625%, 02/01/20 (a)	17,860	18,271
		141,057
Information Technology – 7.2%
ACI Worldwide
6.375%, 08/15/20 (a)	8,731	8,832
Dell
5.650%, 04/15/18	6,407	6,424
EMC
1.875%, 06/01/18	14,535	14,495
Infor US
5.750%, 08/15/20 (a)	7,054	7,204
NXP BV
5.750%, 03/15/23 (a)	1,475	1,517
3.750%, 06/01/18 (a)	28,506	28,579
		67,051
Materials – 11.8%
Freeport-McMoRan
6.750%, 02/01/22	30,848	31,889
GCP Applied Technologies
9.500%, 02/01/23 (a)	5,905	6,523
Reynolds Group Issuer
5.750%, 10/15/20	12,595	12,769
Signode Industrial Group Lux
6.375%, 05/01/22 (a)	15,464	15,966

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Silgan Holdings
5.000%, 04/01/20	$12,967	$13,005
Tronox Finance
7.500%, 03/15/22 (a)	9,072	9,418
United States Steel
8.375%, 07/01/21 (a)	18,313	19,704
		109,274
Real Estate – 1.9%
Homefed
6.500%, 10/01/19 (a)	17,489	17,415

Telecommunication Services – 9.9%
Rogers Communications
6.800%, 08/15/18	12,314	12,508
Sprint Communications
9.000%, 11/15/18 (a)	18,365	18,962
T-Mobile USA
6.836%, 04/28/23	1,782	1,849
6.625%, 04/01/23	56,145	58,005
		91,324
Total Corporate Obligations
(Cost $749,066) (000)		747,306

Commercial Paper (b) — 4.9%
Boston Scientific
2.356%, 04/20/18	25,000	24,967
Thomson Reuters
2.406%, 04/19/18	20,000	19,975

Total Commercial Paper
(Cost $44,945) (000)		44,942

Convertible Bond — 1.4%
NRG Yield
3.500%, 02/01/19 (a)	12,894	12,847

Total Convertible Bond
(Cost $12,863) (000)		12,847

Bank Loan Obligations — 5.4%
Dell International
3.380%, VAR LIBOR USD 1 Month+1.500%, 12/31/18	19,541	19,523
Eastman Kodak
8.039%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	930	874
8.022%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	13,755	12,930
Fieldwood Energy
3.880%, VAR LIBOR USD 1 Month+2.875%, 09/28/18	2,416	2,406
Internap
8.720%, VAR LIBOR USD 1 Month+7.000%, 04/06/22	4,902	4,935
Lee Enterprises
8.127%, VAR LIBOR USD 1 Month+6.250%, 03/31/19	1,883	1,883
Reddy Ice
7.250%, VAR LIBOR USD 1 Month+5.500%, 05/01/19	7,707	7,688

Total Bank Loan Obligations
(Cost $51,047) (000)		50,239

Total Investments — 92.4%
(Cost $857,921) (000)		$855,334

As of March 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $925,412 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

PIK — Payment-in-Kind

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 92.9%**
Consumer Discretionary – 25.3%
adidas ADR	24,754	$3,014
Amazon.com*	2,240	3,242
Booking Holdings* (b)	1,436	2,988
CarMax* (b)	44,234	2,740
Dollar Tree* (a)	39,320	3,731
Dollarama^	21,185	2,575
Las Vegas Sands (a)	676	48
NIKE, Cl B (a)	25,446	1,691
Starbucks (b)	16,129	934
Ulta Beauty* (a)	10,994	2,246
		23,209
Energy – 6.7%
Cabot Oil & Gas	56,962	1,366
EOG Resources	23,009	2,422
Schlumberger	31,699	2,054
Southwestern Energy* (a)	67,728	293
		6,135
Financials – 18.4%
BlackRock, Cl A	2,919	1,581
Charles Schwab	88,746	4,634
CME Group, Cl A (a)	10,962	1,773
TD Ameritrade Holding	56,523	3,348
The Blackstone Group LP (b) (c)	174,209	5,566
		16,902
Health Care – 9.1%
Align Technology*	6,824	1,714
Illumina*	8,656	2,047
Intuitive Surgical* (b)	5,199	2,146
IQVIA Holdings* (a)	8,912	874
Pacira Pharmaceuticals* (a)	15,846	493
UnitedHealth Group (a)	5,098	1,091
		8,365
Industrials – 0.5%
Northrop Grumman (a)	1,243	434

Information Technology – 23.9%
Adobe Systems*	12,718	2,748
Alliance Data Systems (a)	1,879	400
Alphabet, Cl A* (b)	1,596	1,655
Alphabet, Cl C* (a) (b)	1,343	1,386
Apple (b)	16,176	2,714
eBay*	53,899	2,169
Facebook, Cl A*	20,333	3,249
Mastercard, Cl A (b)	17,739	3,107
Oracle	22,807	1,043
salesforce.com*	14,352	1,669
Visa, Cl A (a) (b)	15,363	1,838
		21,978
Real Estate – 9.0%
American Tower REIT, Cl A (a) (b)	12,428	1,806
CBRE Group, Cl A*	51,461	2,430
Equinix REIT (b)	9,520	3,981
		8,217
Total Common Stock
(Cost $54,237) (000)		85,240

Total Investments — 92.9%
(Cost $54,237) (000)		$85,240

Schedule of Securities Sold Short, Not Yet Purchased
Common Stock — (51.3)%
Consumer Discretionary – (17.2)%
Best Buy	(9,909)	$(693)
BJ's Restaurants	(23,954)	(1,076)
Columbia Sportswear	(12,475)	(954)
Darden Restaurants	(9,965)	(849)
Discovery Communications, Cl A*	(26,975)	(578)
Gap	(22,399)	(699)
Garmin	(18,682)	(1,101)
Harley-Davidson	(28,993)	(1,243)
Interpublic Group	(43,943)	(1,012)
Kohl's	(8,298)	(544)
Macy's	(15,794)	(470)
Michael Kors Holdings*	(10,010)	(622)
Publicis Groupe	(18,536)	(1,290)
Red Robin Gourmet Burgers*	(16,794)	(974)
Sonic	(30,990)	(782)
Tapestry	(16,048)	(844)
Target	(6,890)	(478)
VF	(9,677)	(717)
WPP	(52,733)	(838)
		(15,764)
Consumer Staples – (11.5)%
Campbell Soup	(9,951)	(431)
Church & Dwight	(13,538)	(682)
Clorox	(4,818)	(642)
Coca-Cola	(30,498)	(1,325)

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2018 (Unaudited)

Description	Shares	Value (000)
Colgate-Palmolive	(8,749)	$(627)
Edgewell Personal Care*	(8,035)	(392)
General Mills	(12,795)	(576)
JM Smucker	(3,620)	(449)
Kellogg	(10,674)	(694)
Kimberly-Clark	(5,448)	(600)
Kroger	(19,930)	(477)
National Beverage	(1,976)	(176)
PepsiCo	(6,085)	(664)
Procter & Gamble	(13,512)	(1,071)
Spectrum Brands Holdings	(7,110)	(737)
Walmart	(11,812)	(1,051)
		(10,594)
Health Care – (1.3)%
Cerner*	(12,571)	(729)
HCA Healthcare	(4,759)	(462)
		(1,191)
Industrials – (4.4)%
American Airlines Group	(9,520)	(495)
Cimpress*	(5,762)	(891)
Delta Air Lines	(8,973)	(492)
Nielsen Holdings	(30,976)	(985)
United Continental Holdings*	(7,595)	(527)
WW Grainger	(2,218)	(626)
		(4,016)
Information Technology – (8.2)%
CommScope Holding*	(38,798)	(1,551)
Corning	(28,674)	(799)
Flex*	(99,567)	(1,626)
HP	(21,741)	(477)
International Business Machines	(11,496)	(1,764)
Western Union	(68,093)	(1,309)
		(7,526)
Real Estate – (3.7)%
Iron Mountain REIT	(48,800)	(1,603)
Simon Property Group REIT	(8,725)	(1,347)
SL Green Realty REIT	(4,873)	(472)
		(3,422)
Telecommunication Services – (5.0)%
AT&T	(41,261)	(1,471)
CenturyLink	(40,119)	(659)
Cogent Communications Holdings	(25,385)	(1,102)
Verizon Communications	(29,230)	(1,398)
		(4,630)
Total Common Stock
(Proceeds $45,104) (000)		(47,143)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $45,104) (000)		$(47,143)

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments, securities sold short, not yet purchased and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,240	$—	$—	$85,240
Total Investments in Securities	$85,240	$—	$—	$85,240

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Common Stock	$(47,143)	$—	$—	$(47,143)
Total Securities Sold Short, Not Yet Purchased	$(47,143)	$—	$—	$(47,143)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps‡	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

‡	As of March 31, 2018, the swaps are considered Level 2. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2018 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2018 was as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Alliance Data Systems	USD-Federal Funds 1 Day - 0.45%	Total Return	Monthly	09/13/2018	$520	$459	$—
Goldman Sachs	Alliance Data Systems	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	02/05/2019	803	709	—
Goldman Sachs	Alphabet, Class C	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	09/11/2018	168	157	—
Goldman Sachs	Alphabet, Class C	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	09/11/2018	115	107	—
Goldman Sachs	American Tower	USD-LIBOR-BBA 1 Month - 0.45%	Total Return	Monthly	10/12/2018	1,198	1,250	—
Goldman Sachs	CME Group	USD-LIBOR-BBA 1 Month - 0.45%	Total Return	Monthly	10/12/2018	922	897	—
Goldman Sachs	CME Group	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	01/30/2019	307	299	—
Goldman Sachs	Dollar Tree	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	02/21/2019	897	830	—
Goldman Sachs	IQVIA	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/07/2018	104	104	—
Goldman Sachs	IQVIA	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/07/2018	149	149	—
Goldman Sachs	Las Vegas Sands	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	02/21/2019	1,595	1,575	—
Goldman Sachs	Las Vegas Sands	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	09/11/2018	1,285	1,269	—
Goldman Sachs	Nike	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/18/2018	181	180	—
Goldman Sachs	Northrop Grumman	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/19/2018	1,035	1,033	—
Goldman Sachs	Northrop Grumman	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/19/2018	335	334	—
Goldman Sachs	Northrop Grumman	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/19/2018	278	277	—
Goldman Sachs	Pacira Pharmaceuticals	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/28/2018	124	124	—
Goldman Sachs	Pacira Pharmaceuticals	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/28/2018	180	179	—
Goldman Sachs	Pacira Pharmaceuticals	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/28/2018	131	131	—
Goldman Sachs	Southwestern Energy	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	08/17/2018	261	317	—
Goldman Sachs	Southwestern Energy	USD-Federal Funds 1 Day - 0.45%	Total Return	Monthly	06/14/2018	254	308	—
Goldman Sachs	Southwestern Energy	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	02/22/2019	103	124	—
Goldman Sachs	Ulta Beauty	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/05/2018	499	501	—
Goldman Sachs	UnitedHealth	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	11/30/2018	276	261	—
Goldman Sachs	UnitedHealth	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	11/30/2018	176	166	—
Goldman Sachs	UnitedHealth	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	11/30/2018	966	914	—
Goldman Sachs	Visa	USD-Federal Funds 1 Day - 0.45%	Total Return	Monthly	06/06/2018	1,074	1,045	—
Goldman Sachs	Visa	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	02/12/2019	79	77	—
Goldman Sachs	Walt Disney	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	09/20/2018	2,225	2,166	—
								$—

Percentages are based on Net Assets of $91,780 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Underlying security for a total return swap.
(b)	All or a portion of this security has been committed as collateral for open short positions.
(c)	Security considered Master Limited Partnership. At March 31, 2018, these securities amounted to $5,566 (000) or 6.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

BBA — British Bankers Association

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

REIT — Real Estate Investment Trust

USD — United States Dollar

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 58.0%
Consumer Discretionary – 20.7%
American Axle & Manufacturing
6.500%, 04/01/27	$926	$929
Brunswick
4.625%, 05/15/21 (a)	7,016	7,072
Comcast
3.300%, 02/01/27 (e)	314	304
3.000%, 02/01/24 (e)	157	153
Dollar Tree
5.750%, 03/01/23	12,831	13,417
DPH Holdings
6.550%, 06/15/06 (b)	96,848	—
Ford Motor Credit
2.861%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20	13,278	13,350
International Automotive Components Group
9.125%, 06/01/18 (a)	10,592	10,076
LBI Media
10.000%, 04/15/19 (a)	5,164	5,125
Lee Enterprises
9.500%, 03/15/22 (a)	2,837	2,972
MHGE Parent
8.500% cash/9.250% PIK, 08/01/19 (a)	4,572	4,543
Michaels Stores
5.875%, 12/15/20 (a)	8,759	8,879
Netflix
4.875%, 04/15/28 (a)	525	506
Postmedia Network
8.250%, 07/15/21 (a)	1,343	1,001
Salem Media Group
6.750%, 06/01/24 (a)	821	790
Sirius XM Radio
5.000%, 08/01/27 (a)	2,362	2,232
SiTV
10.375%, 07/01/19 (a)	6,315	3,884
Tapestry
4.250%, 04/01/25 (e)	5,614	5,593
4.125%, 07/15/27 (e)	638	627
3.000%, 07/15/22 (e)	638	617
TEGNA
5.125%, 10/15/19	2,290	2,310
TI Group Automotive Systems
8.750%, 07/15/23 (a)	2,789	2,942
Viacom
4.375%, 03/15/43	4,000	3,598
Walt Disney
2.950%, 06/15/27 (e)	319	308
		91,228
Consumer Staples – 4.1%
BI-LO
9.250%, 02/15/19 (a)	5,383	5,403
Carolina Beverage Group
10.625%, 08/01/18 (a)	9,539	9,575
Fresh Market
9.750%, 05/01/23 (a)	2,954	1,728
Southern States Cooperative
10.000%, 08/15/21 (a)	1,511	1,522
		18,228
Energy – 3.4%
Golar LNG Partners
6.304%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20	3,800	3,743
Jones Energy Holdings
9.250%, 03/15/23 (a)	2,153	2,056
9.250%, 03/15/23	4,415	2,517
McDermott International
8.000%, 05/01/21 (a)	5,199	5,335
Sanjel
7.500%, 06/19/19 (a) (b)	2,700	—
Westmoreland Coal
8.750%, 01/01/22 (a)	3,234	1,148
		14,799
Financials – 0.2%
Toll Road Investors Partnership
3.016%, 02/15/45 (a) (c)	3,515	864

Health Care – 0.6%
Abbott Laboratories
2.350%, 11/22/19	2,445	2,425

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Industrials – 16.7%
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20	$261	$289
Borealis Finance
7.500%, 11/16/22 (a)	5,274	5,287
Chembulk Holding
8.000%, 02/02/23 (a)	5,900	5,959
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21	824	884
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	160	164
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	699	749
Eagle Bulk Shipco
8.250%, 11/28/22	1,200	1,233
Euronav Luxembourg
7.500%, 05/31/22 (a)	1,800	1,827
FXI Holdings
7.875%, 11/01/24 (a)	2,839	2,788
HC2 Holdings
11.000%, 12/01/19 (a)	9,071	9,406
MPC Container Ships Invest BV
6.998%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22	3,100	3,135
Mueller Industries
6.000%, 03/01/27	18,398	18,467
Spirit AeroSystems
5.250%, 03/15/22	10,610	10,918
Stolt-Nielsen
6.375%, 09/21/22	6,700	6,566
Triumph Group
7.750%, 08/15/25	1,243	1,277
Xerium Technologies
9.500%, 08/15/21	4,645	4,796
		73,745
Information Technology – 3.3%
Activision Blizzard
6.125%, 09/15/23 (a)	10,048	10,511
Apple
2.300%, VAR ICE LIBOR USD 3 Month+0.500%, 02/09/22 (e)	627	635
DXC Technology
2.956%, VAR ICE LIBOR USD 3 Month+0.950%, 03/01/21	2,908	2,912
j2 Cloud Services
6.000%, 07/15/25 (a)	638	656
		14,714
Materials – 5.3%
A Schulman
6.875%, 06/01/23	4,515	4,786
Hexion
10.375%, 02/01/22 (a)	4,230	4,114
10.000%, 04/15/20	1,887	1,835
INVISTA Finance
4.250%, 10/15/19 (a)	1,831	1,837
Kraton Polymers
10.500%, 04/15/23 (a)	7,228	8,059
NOVA Chemicals
5.250%, 06/01/27 (a)	2,127	2,026
Real Alloy Holding
10.000%, 01/15/19 (a) (b)	1,776	462
		23,119
Real Estate – 3.2%
Avison Young Canada
9.500%, 12/15/21 (a)	1,946	1,980
Crescent Communities
8.875%, 10/15/21 (a)	2,265	2,395
Homefed
6.500%, 10/01/19 (a)	8,378	8,343
Samhallsbyggnadsbolaget i Norden
3.900%, VAR STIBOR SEK 3 Month+3.900%, 01/29/21	13,000	1,561
		14,279
Telecommunication Services – 0.5%
Sprint
7.250%, 09/15/21	2,253	2,335

Total Corporate Obligations
(Cost $265,802) (000)		255,736

Commercial Paper (c) — 16.3%
Boston Scientific
2.405%, 04/20/18	11,633	11,618
Church & Dwight
2.403%, 04/11/18	2,698	2,696
HP
2.353%, 04/13/18	10,525	10,517

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Kansas City Southern
2.455%, 04/09/18	$8,718	$8,712
Molex Electronic Technologies
2.305%, 04/16/18	8,728	8,718
Newell Brands
2.756%, 04/25/18	10,525	10,506
Sherwin-Williams
2.606%, 04/23/18	11,110	11,095
Thomson Reuters
2.304%, 04/12/18	8,057	8,050

Total Commercial Paper
(Cost $71,913) (000)		71,912

Convertible Bond — 0.1%
Scorpio Tankers
2.375%, 07/01/19 (a)	508	467

Total Convertible Bond
(Cost $466) (000)		467

Bank Loan Obligations — 17.4%
Appvion
11.127%, VAR LIBOR USD 1 Month+9.250%, 07/02/18	283	284
11.072%, VAR LIBOR USD 1 Month+9.250%, 07/02/18	189	189
11.036%, VAR LIBOR USD 1 Month+9.250%, 07/02/18	157	157
10.961%, VAR LIBOR USD 1 Month+9.250%, 07/02/18	708	709
8.377%, VAR LIBOR USD 1 Month+6.500%, 07/02/18	3,659	3,632
0.000%, 07/02/18 (f)	118	118
Crestwood Holdings
9.186%, VAR LIBOR USD 1 Month+7.500%, 02/28/23	8,009	7,949
Dell International
3.880%, VAR LIBOR USD 1 Month+2.000%, 09/07/23	2,833	2,835
3.630%, VAR LIBOR USD 1 Month+1.750%, 09/07/21	5,560	5,557
Eastman Kodak
8.039%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	343	322
8.022%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	5,075	4,770
Envigo Holdings
10.240%, VAR LIBOR USD 1 Month+8.500%, 11/03/21	3,697	3,697
0.000%, 12/29/23 (d)	3,813	3,727
Fram Group Holdings
8.627%, VAR LIBOR USD 1 Month+6.750%, 12/23/21	3,410	3,428
Heartland Dental
0.000%, 12/31/49 (d)	10,449	—
Internap
8.720%, VAR LIBOR USD 1 Month+7.000%, 04/06/22	6,510	6,554
Kingpin Holdings
6.130%, VAR LIBOR USD 1 Month+4.250%, 07/03/24	1,265	1,278
Lee Enterprises
12.000%, 12/15/22	2,858	2,944
8.127%, VAR LIBOR USD 1 Month+6.250%, 03/31/19	259	259
LSC Communications
7.067%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	5,857	5,886
McDermott International
0.000%, 12/18/24 (d)	10,011	—
Melissa & Doug
6.052%, VAR LIBOR USD 1 Month+3.750%, 06/19/24	2,531	2,556
Prince Minerals
0.000%, 03/29/26 (d)	1,300	1,300
Real Alloy Holding
11.500%, 12/31/49	526	526
10.000%, 12/31/49	2,236	2,236
0.000%, 12/31/49 (f)	592	592
Reddy Ice
7.250%, VAR LIBOR USD 1 Month+5.500%, 05/01/19	5,403	5,390
Tacala
4.914%, VAR LIBOR USD 1 Month+3.250%, 01/26/25	875	879
Travel Leaders Group
6.350%, VAR LIBOR USD 1 Month+4.500%, 01/25/24	309	312
Young Innovations
6.302%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	8,523	8,544

Total Bank Loan Obligations
(Cost $76,154) (000)		76,630

Total Investments — 91.8%
(Cost $414,335) (000)		$404,745

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (4.1)%
Consumer Discretionary – (1.2)%
Harley-Davidson
3.500%, 07/28/25	$(1,000)	$(992)
L Brands
5.625%, 10/15/23	(2,000)	(2,090)
Mattel
3.150%, 03/15/23	(1,200)	(1,023)
Target
3.500%, 07/01/24	(1,000)	(1,016)
		(5,121)
Consumer Staples – (0.5)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,191)
Reckitt Benckiser Treasury Services
3.000%, 06/26/27 (a)	(1,000)	(942)
		(2,133)
Financials – (0.5)%
Barclays
5.200%, 05/12/26	(2,000)	(2,021)

Industrials – (1.5)%
Covanta Holding
5.875%, 03/01/24	(2,000)	(1,965)
General Electric
6.750%, 03/15/32	(2,000)	(2,489)
Trinity Industries
4.550%, 10/01/24	(1,000)	(1,002)
WW Grainger
4.600%, 06/15/45	(1,000)	(1,060)
		(6,516)
Information Technology – (0.2)%
Lam Research
3.800%, 03/15/25	(1,000)	(1,010)

Real Estate – (0.2)%
DDR
4.700%, 06/01/27 ‡	(1,000)	(1,021)

Total Corporate Obligations
(Proceeds $18,379) (000)		(17,822)

Description	Shares/ Face Amount (000)	Value (000)
Exchange-Traded Fund — (1.0)%
iShares iBoxx $ High Yield Corporate Bond ETF	(50,000)	$(4,282)

Total Exchange-Traded Fund
(Proceeds $4,373) (000)		(4,282)

U.S. Treasury Obligations — (0.9)%
U.S. Treasury Bond
2.750%, 11/15/47	(2,000)	(1,913)
U.S. Treasury Note
2.250%, 11/15/27	(2,000)	(1,916)

Total U.S. Treasury Obligations
(Proceeds $3,884) (000)		(3,829)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $26,636) (000)		$(25,933)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018 is as follows*:

Counterparty	Maturity Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
Brown Brothers Harriman	04/05/18	SEK	13,030	USD	1,583	$22
Brown Brothers Harriman	04/05/18	CAD	1,327	USD	1,023	(7)
						$15

*	See Note 2 in Notes to Financial Statements for additional information.

The following is a list of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$255,736	$—	$255,736
Commercial Paper	—	71,912	—	71,912
Convertible Bond	—	467	—	467
Bank Loan Obligations	—	76,630	—	76,630
Total Investments in Securities	$—	$404,745	$—	$404,745

The accompanying notes are an integral part of the financial statements.

RiverPark Strategic Income Fund March 31, 2018 (Unaudited)

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(17,822)	$—	$(17,822)
Exchange-Traded Fund	(4,282)	—	—	(4,282)
U.S. Treasury Obligations	—	(3,829)	—	(3,829)
Total Securities Sold Short, Not Yet Purchased	$(4,282)	$(21,651)	$—	$(25,933)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Appreciation	$—	$22	$—	$22
Unrealized Depreciation	—	(7)	—	(7)
Total Other Financial Instruments	$—	$15	$—	$15

**	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $440,823 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Security in default on interest payments.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)	Unsettled bank loan. Interest rate not available.
(e)	All or a portion of this security has been committed as collateral for open short positions.
(f)	Unfunded bank loan. Interest rate not available.
‡	Real Estate Investment Trust

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in-Kind

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

RiverPark Focused Value Fund March 31, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 91.2%**
Consumer Discretionary – 17.9%
CarMax *	29,600	$1,834
Las Vegas Sands	16,900	1,215
Lear	9,700	1,805
Liberty Global Cl C*	58,800	1,789
Liberty Latin America, Cl A *	9,227	180
Qurate Retail Group, Cl A *	30,800	775
		7,598
Energy – 12.2%
Magellan Midstream Partners LP (a)	25,500	1,488
Marathon Petroleum	50,000	3,655
		5,143
Financials – 8.3%
Ally Financial	62,800	1,705
The Blackstone Group LP (a)	56,700	1,812
		3,517
Health Care – 10.4%
Allergan	9,300	1,565
Anthem	6,200	1,362
Express Scripts Holding *	21,100	1,458
		4,385
Industrials – 9.2%
AerCap Holdings *	39,900	2,024
Macquarie Infrastructure	51,100	1,887
		3,911
Information Technology – 12.3%
Alliance Data Systems	9,900	2,107
Broadcom	4,000	942
Western Digital	23,200	2,141
		5,190
Materials – 7.6%
CF Industries Holdings	39,900	1,505
LyondellBasell Industries, Cl A	16,300	1,723
		3,228
Real Estate – 8.4%
American Tower REIT, Cl A	7,800	1,134
Colony NorthStar REIT, Cl A	189,700	1,066
Realogy Holdings	50,200	1,369
		3,569
Utilities – 4.9%
Vistra Energy *	99,000	2,062

Total Common Stock
(Cost $36,888) (000)		38,603

Total Investments — 91.2%
(Cost $36,888) (000)		$38,603

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $42,331 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At March 31, 2018, these securities amounted to $3,300 (000) or 7.8% of Net Assets.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2018 (Unaudited)

	RiverPark Large Growth Fund	RiverPark/ Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$48,751	$354,963	$855,334
Cash	826	397	29,753
Receivable for Investment Securities Sold	272	7,520	38,057
Prepaid Expenses	16	43	47
Receivable for Dividend and Interest Income	13	164	15,212
Receivable for Capital Shares Sold	—	298	866
Total Assets	49,878	363,385	939,269
Liabilities:
Payable for Investment Securities Purchased	469	—	12,424
Income Distribution Payable	—	—	114
Payable for Capital Shares Redeemed	—	115	322
Payable Due to Adviser (Note 3)	28	209	514
Payable Due to Shareholder Servicing Agent (Note 3)	14	15	92
Payable Due to Administrative Services, Retail Class Shares (Note 3)	6	8	4
Payable Due to Administrative Services, Institutional Class Shares (Note 3)	4	162	145
Payable Due to Administrator (Note 3)	3	19	47
Chief Compliance Officer Fees Payable (Note 3)	—	2	3
Other Accrued Expenses	9	107	192
Total Liabilities	533	637	13,857
Net Assets	$49,345	$362,748	$925,412
Net Assets Consist of:
Paid-in Capital	$28,497	$141,672	$946,688
Undistributed (Distributions in Excess of) Net Investment Income	764	(333)	327
Accumulated Net Realized Gain (Loss) on Investments	162	102,820	(19,016)
Net Unrealized Appreciation (Depreciation) on Investments	19,922	118,589	(2,587)
Net Assets	$49,345	$362,748	$925,412
Investments in Securities, at Cost	$28,829	$236,374	$857,921
Net Assets - Institutional Class Shares(1)	$20,017,270	$334,280,778	$820,565,573
Net Assets - Retail Class Shares(1)	$29,327,937	$28,466,798	$104,846,267
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	882,164	19,119,400	84,041,304
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,309,894	1,642,212	10,781,252
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$22.69	$17.48	$9.76
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$22.39	$17.33	$9.72

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2018 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Focused Value Fund
Assets:
Investments in Securities, at Value (Note 2)	$85,240	$404,745	$38,603
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	47,712	27,654	—
Cash	3,426	36,708	3,704
Receivable for Investment Securities Sold	3,044	526	—
Cash Collateral on Swap Contracts	580	—	—
Receivable for Capital Shares Sold	80	567	—
Prepaid Expenses	27	34	24
Unrealized Appreciation on Forward Foreign Currency Contracts	—	22	—
Receivable for Dividend and Interest Income	—	4,521	35
Total Assets	140,109	474,777	42,366
Liabilities:
Securities Sold Short, Not Yet Purchased (Note 2)	47,143	25,933	—
Payable for Investment Securities Purchased	654	6,875	—
Payable for Swap Reset	338	—	—
Dividends Payable on Securities Sold Short	27	—	—
Payable for Capital Shares Redeemed	3	582	—
Income Distribution Payable	—	113	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	7	—
Payable Due to Adviser (Note 3)	119	236	24
Payable Due to Administrative Services, Institutional Class Shares (Note 3)	24	21	1
Payable Due to Administrator (Note 3)	5	22	2
Payable Due to Shareholder Servicing Agent (Note 3)	2	67	—
Payable Due to Administrative Services, Retail Class Shares (Note 3)	—	8	—
Chief Compliance Officer Fees Payable (Note 3)	—	1	—
Other Accrued Expenses	14	89	8
Total Liabilities	48,329	33,954	35
Net Assets	$91,780	$440,823	$42,331
Net Assets Consist of:
Paid-in Capital	$62,113	$495,129	$43,935
Undistributed Net Investment Income	319	178	648
Accumulated Net Realized Gain (Loss) on Investments	384	(45,610)	(3,967)
Net Unrealized Appreciation (Depreciation) on Investments	28,964	(8,887)	1,715
Net Unrealized Appreciation on Forward Foreign Currency Contracts and Foreign Currency Transactions	—	13	—
Net Assets	$91,780	$440,823	$42,331
Investments in Securities, at Cost	$54,237	$414,335	$36,888
Securities Sold Short, Not Yet Purchased, Proceeds	45,104	26,636	—
Net Assets - Institutional Class Shares(1)	$88,491,064	$319,763,034	$41,627,143
Net Assets - Retail Class Shares(1)	$3,289,342	$121,059,757	$704,193
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	6,914,002	33,930,127	4,475,815
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	259,260	12,866,961	75,756
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$12.80	$9.42	$9.30
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$12.69	$9.41	$9.30

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2018 (Unaudited)

	RiverPark Large Growth Fund	RiverPark /Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$300	$2,914	$103
Interest	3	29	13,813
Foreign Taxes Withheld	—	(41)	—
Total Investment Income	303	2,902	13,916
Expenses:
Investment Advisory Fees (Note 3)	161	1,625	2,917
Shareholder Service Fees(1) (Note 3)	38	44	136
Administrative Services Fee, Retail Class Shares (Note 3)	18	18	74
Administrator Fees (Note 3)	15	149	268
Administrative Services Fee, Institutional Class Shares (Note 3)	8	307	386
Chief Compliance Officer Fees (Note 3)	1	7	12
Trustees’ Fees (Note 3)	1	13	19
Registration Fees	15	25	20
Transfer Agent Fees	7	70	125
Printing Fees	4	33	60
Professional Fees	2	28	50
Custodian Fees	1	10	10
Insurance and Other Fees	2	32	44
Total Expenses	273	2,361	4,121
Net Expenses	273	2,361	4,121
Net Investment Income	30	541	9,795
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	933	123,536	300
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,361	(73,331)	(336)
Net Realized and Unrealized Gain (Loss)	4,294	50,205	(36)
Net Increase in Net Assets Resulting from Operations	$4,324	$50,746	$9,759

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2018 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Strategic Income Fund	RiverPark Focused Value Fund
Investment Income:
Dividends	$513	$111	$549
Interest	193	11,798	9
Foreign Taxes Withheld	(1)	—	—
Total Investment Income	705	11,909	558
Expenses:
Investment Advisory Fees (Note 3)	677	1,326	143
Administrative Services Fee, Institutional Class Shares (Note 3)	55	148	15
Administrator Fees (Note 3)	27	122	13
Shareholder Service Fees(1) (Note 3)	4	126	1
Trustees’ Fees (Note 3)	2	9	1
Administrative Services Fee, Retail Class Shares (Note 3)	2	59	—
Chief Compliance Officer Fees (Note 3)	1	5	1
Dividend Expense	640	496	—
Registration Fees	18	24	18
Transfer Agent Fees	13	57	6
Printing Fees	6	28	3
Professional Fees	5	23	3
Stock Loan Fee	5	—	—
Custodian Fees	3	5	1
Insurance and Other Fees	5	26	2
Total Expenses	1,463	2,454	207
Fees Waived by Adviser (Note 3)	(1)	—	—
Net Expenses	1,462	2,454	207
Net Investment Income (Loss)	(757)	9,455	351
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	8,347	(4,918)	106
Purchased Options	(977)	—	—
Written Options	29	—	—
Securities Sold Short, Not Yet Purchased	(3,911)	68	—
Swaps Contracts	(434)	—	—
Forward Foreign Currency Contracts	—	154	—
Foreign Currency Transactions	—	(287)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	110	(283)	(966)
Securities Sold Short, Not Yet Purchased	1,628	893	—
Foreign Currency Transactions	—	(2)	—
Net Realized and Unrealized Gain (Loss)	4,792	(4,375)	(860)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,035	$5,080	$(509)

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		RiverPark/Wedgewood Fund
	Six Month Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Month Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net Investment Income (Loss)	$30	$115	$541	$(422)
Net Realized Gain from Investments	933	5,266	123,536	223,857
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,361	5,130	(73,331)	(80,082)
Net Increase in Net Assets Resulting from Operations	4,324	10,511	50,746	143,353

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(7)	(167)	—	(2,353)
Retail Class Shares	—	(69)	—	—
Net Realized Gains:
Institutional Class Shares	(1,592)	—	(74,061)	—
Retail Class Shares	(2,526)	—	(5,205)	—
Total Distributions to Shareholders	(4,125)	(236)	(79,266)	(2,353)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	980	1,010	23,384	135,588
Shares Issued as Reinvestment of Distributions	1,599	167	66,254	2,079
Shares Redeemed	(1,122)	(21,038)	(287,357)	(1,203,409)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	1,457	(19,861)	(197,719)	(1,065,742)
Retail Class Shares:
Shares Issued	1,597	2,736	1,289	6,583
Shares Issued as Reinvestment of Distributions	2,513	68	5,100	—
Shares Redeemed	(3,695)	(10,793)	(18,834)	(23,208)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	415	(7,989)	(12,445)	(16,625)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,872	(27,850)	(210,164)	(1,082,367)
Net Increase (Decrease) in Net Assets	2,071	(17,575)	(238,684)	(941,367)
Net Assets:
Beginning of period	47,274	64,849	601,432	1,542,799
End of period	$49,345	$47,274	$362,748	$601,432
Undistributed (Distributions in Excess of) Net Investment Income	$764	$741	$(333)	$(874)
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	43	52	1,275	7,691
Shares Issued as Reinvestment of Distributions	72	9	3,792	121
Shares Redeemed	(49)	(1,095)	(15,414)	(66,895)
Net Increase (Decrease) in Institutional Class Shares	66	(1,034)	(10,347)	(59,083)
Retail Class Shares:
Shares Issued	70	139	71	375
Shares Issued as Reinvestment of Distributions	115	4	294	—
Shares Redeemed	(164)	(546)	(1,004)	(1,310)
Net Increase (Decrease) in Retail Class Shares	21	(403)	(639)	(935)
Net Increase (Decrease) in Share Transactions	87	(1,437)	(10,986)	(60,018)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Month Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net Investment Income (Loss)	$9,795	$24,650	$(757)	$(1,801)
Net Realized Gain from Investments, Written and Purchased Options, Securities Sold Short, Not Yet Purchased and Swap Contracts	300	294	3,054	9,910
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Not Yet Purchased and Swap Contracts	(336)	(2,050)	1,738	9,748
Net Increase in Net Assets Resulting from Operations	9,759	22,894	4,035	17,857

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(8,701)	(19,683)	(619)	—
Retail Class Shares	(1,047)	(4,734)	(17)	—
Net Realized Gains:
Institutional Class Shares	—	—	(424)	—
Retail Class Shares	—	—	(17)	—
Total Distributions to Shareholders	(9,748)	(24,417)	(1,077)	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	201,294	369,251	11,394	16,075
Shares Issued as Reinvestment of Distributions	7,986	17,114	1,043	—
Shares Redeemed	(137,976)	(242,269)	(11,780)	(52,387)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	71,304	144,096	657	(36,312)
Retail Class Shares:
Shares Issued	15,922	41,550	539	989
Shares Issued as Reinvestment of Distributions	1,035	4,687	33	—
Shares Redeemed	(28,008)	(205,209)	(900)	(1,895)
Net Decrease in Net Assets from Retail Class Shares Transactions	(11,051)	(158,972)	(328)	(906)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	60,253	(14,876)	329	(37,218)
Net Increase (Decrease) in Net Assets	60,264	(16,399)	3,287	(19,361)
Net Assets:
Beginning of period	865,148	881,547	88,493	107,854
End of period	$925,412	$865,148	$91,780	$88,493
Undistributed Net Investment Income	$327	$280	$319	$1,712
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	20,600	37,729	880	1,472
Shares Issued as Reinvestment of Distributions	818	1,751	83	—
Shares Redeemed	(14,122)	(24,755)	(923)	(4,709)
Net Increase (Decrease) in Institutional Class Shares	7,296	14,725	40	(3,237)
Retail Class Shares:
Shares Issued	1,636	4,259	42	84
Shares Issued as Reinvestment of Distributions	106	481	3	—
Shares Redeemed	(2,879)	(21,030)	(71)	(174)
Net Decrease in Retail Class Shares	(1,137)	(16,290)	(26)	(90)
Net Increase (Decrease) in Share Transactions	6,159	(1,565)	14	(3,327)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Strategic Income Fund		RiverPark Focused Value Fund
	Six Month Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Month Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net Investment Income	$9,455	$28,725	$351	$600
Net Realized Gain (Loss) from Investments, Securities Sold Short, Not Yet Purchased, Forward Foreign Currency Contracts and Foreign Currency Transactions	(4,983)	(1,008)	106	(3,403)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Not Yet Purchased, Forward Foreign Currency Contracts and Foreign Currency Transactions	608	5,181	(966)	10,370
Net Increase (Decrease) in Net Assets Resulting from Operations	5,080	32,898	(509)	7,567

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(7,113)	(14,421)	(477)	(379)
Retail Class Shares	(2,247)	(12,625)	(5)	(2)
Net Realized Gains:
Institutional Class Shares	—	—	—	—
Retail Class Shares	—	—	—	—
Total Distributions to Shareholders	(9,360)	(27,046)	(482)	(381)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	80,381	185,403	63	2,073
Shares Issued as Reinvestment of Distributions	6,490	12,578	477	379
Shares Redeemed	(75,505)	(134,870)	(409)	(8,885)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	11,366	63,111	131	(6,433)
Retail Class Shares:
Shares Issued	33,611	61,823	156	301
Shares Issued as Reinvestment of Distributions	2,222	12,556	5	2
Shares Redeemed	(15,248)	(337,867)	(27)	(213)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	20,585	(263,488)	134	90
Net Increase (Decrease) in Net Assets from Capital Share Transactions	31,951	(200,377)	265	(6,343)
Net Increase (Decrease) in Net Assets	27,671	(194,525)	(726)	843
Net Assets:
Beginning of period	413,152	607,677	43,057	42,214
End of period	$440,823	$413,152	$42,331	$43,057
Undistributed Net Investment Income	$178	$83	$648	$779
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	8,478	19,451	6	256
Shares Issued as Reinvestment of Distributions	686	1,322	48	47
Shares Redeemed	(7,965)	(14,185)	(42)	(1,060)
Net Increase (Decrease) in Institutional Class Shares	1,199	6,588	12	(757)
Retail Class Shares:
Shares Issued	3,554	6,513	16	36
Shares Issued as Reinvestment of Distributions	235	1,325	1	—
Shares Redeemed	(1,610)	(35,513)	(3)	(25)
Net Increase (Decrease) in Retail Class Shares	2,179	(27,675)	14	11
Net Increase (Decrease) in Share Transactions	3,378	(21,087)	26	(746)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2018 (Unaudited)
For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2018*	$22.61	$0.03	$2.04	$2.07	$(0.01)	$(1.98)	$(1.99)
2017	18.41	0.08	4.22	4.30	(0.10)	—	(0.10)
2016	16.93	0.09	1.69	1.78	— (2)	(0.30)	(0.30)
2015	18.34	0.09	(0.99)	(0.90)	—	(0.51)	(0.51)
2014	16.28	0.02	2.21	2.23	(0.04)	(0.13)	(0.17)
2013	13.27	0.05	3.04	3.09	(0.02)	(0.06)	(0.08)
Retail Class Shares
2018*	$22.36	$—	$2.01	$2.01	$—	$(1.98)	$(1.98)
2017	18.20	0.02	4.18	4.20	(0.04)	—	(0.04)
2016	16.77	0.06	1.67	1.73	—	(0.30)	(0.30)
2015	18.21	0.05	(0.98)	(0.93)	—	(0.51)	(0.51)
2014	16.18	(0.03)	2.19	2.16	— (2)	(0.13)	(0.13)
2013	13.21	0.01	3.03	3.04	(0.01)	(0.06)	(0.07)
RiverPark/Wedgewood Fund
Institutional Class Shares
2018*	$18.95	$0.02	$1.44	$1.46	$—	$(2.93)	$(2.93)
2017	16.82	(0.01)	2.17	2.16	(0.03)	—	(0.03)
2016	16.93	0.05	0.60	0.65	(0.08)	(0.68)	(0.76)
2015	18.37	0.06	(0.67)	(0.61)	(0.01)	(0.82)	(0.83)
2014	16.21	0.01	2.41	2.42	—	(0.26)	(0.26)
2013	13.88	(0.01)	2.38	2.37	—	(0.04)	(0.04)
Retail Class Shares
2018*	$18.83	$—	$1.43	$1.43	$—	$(2.93)	$(2.93)
2017	16.72	(0.04)	2.15	2.11	—	—	—
2016	16.73	0.10 (4)	0.59	0.69	(0.02)	(0.68)	(0.70)
2015	18.21	— (2)	(0.66)	(0.66)	—	(0.82)	(0.82)
2014	16.09	(0.03)	2.41	2.38	—	(0.26)	(0.26)
2013	13.82	(0.05)	2.36	2.31	—	(0.04)	(0.04)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$22.69	9.38	%**	$20,017	0.94%		0.94%	0.29%	18	%**
22.61	23.47		18,451	0.93		0.93	0.39	13
18.41	10.58		34,056	0.98	(3)	0.90	0.54	33
16.93	(5.03)		34,963	1.00	(3)	0.95	0.47	30
18.34	13.75	†	13,954	1.00	(3)	0.98	0.13	33
16.28	23.46	†	6,299	1.00		1.06	0.32	45

$22.39	9.22	%**	$29,328	1.22%		1.22%	0.01%	18	%**
22.36	23.15		28,823	1.22		1.22	0.08	13
18.20	10.36		30,793	1.17	(3)	1.11	0.37	33
16.77	(5.23)		44,634	1.25	(3)	1.23	0.29	30
18.21	13.44	†	53,293	1.25		1.26	(0.14)	33
16.18	23.15	†	26,221	1.25		1.31	0.06	45

$17.48	7.72	%**	$334,281	0.93%		0.93%	0.23%	11	%**
18.95	12.85		558,476	0.85		0.85	(0.03)	31
16.82	3.88		1,489,036	0.82		0.82	0.28	24
16.93	(3.52)		1,975,999	0.85		0.85	0.34	24
18.37	15.04		1,700,475	0.88		0.88	0.06	24
16.21	17.15		834,476	0.92	(3)	0.89	(0.06)	20

$17.33	7.66	%**	$28,467	1.15%		1.15%	0.04%	11	%**
18.83	12.62		42,956	1.08		1.08	(0.20)	31
16.72	4.13	(5)	53,763	0.54	(6)	0.54 (6)	0.58 (7)	24
16.73	(3.83)		111,872	1.16		1.16	(0.02)	24
18.21	14.91		209,457	1.05		1.05	(0.17)	24
16.09	16.79		346,211	1.17	(3)	1.14	(0.32)	20

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Ratio includes previously waived investment advisory fees recovered.
(4)

The net investment income per share has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the net investment income per share would have been $0.01 per share.

(5)

Total return has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, total return would have been 3.63%.

(6)

The ratio of net expenses to average net assets has been reduced by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net expenses to average net assets would have been 1.08%.

(7)

The ratio of net investment income to average net assets has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net investment income to average net assets would have been 0.04%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2018 (Unaudited)
For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2018*	$9.76	$0.11	$—	$0.11	$(0.11)	$—	$(0.11)
2017	9.78	0.28	(0.02)	0.26	(0.28)	—	(0.28)
2016	9.78	0.29	— (7)	0.29	(0.29)	—	(0.29)
2015	9.94	0.33	(0.16)	0.17	(0.33)	—	(0.33)
2014	9.98	0.38	(0.04)	0.34	(0.38)	—	(0.38)
2013	10.01	0.39	(0.07)	0.32	(0.35)	—	(0.35)
Retail Class Shares
2018*	$9.73	$0.09	$(0.01)	$0.08	$(0.09)	$—	$(0.09)
2017	9.75	0.25	(0.02)	0.23	(0.25)	—	(0.25)
2016	9.75	0.27	— (7)	0.27	(0.27)	—	(0.27)
2015	9.92	0.30	(0.16)	0.14	(0.31)	—	(0.31)
2014	9.97	0.36	(0.05)	0.31	(0.36)	—	(0.36)
2013	9.99	0.37	(0.06)	0.31	(0.33)	—	(0.33)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2018*	$12.37	$(0.11)	$0.69	$0.58	$(0.09)	$(0.06)	$(0.15)
2017	10.29	(0.20)	2.28	2.08	—	—	—
2016	10.09	(0.18)	0.38	0.20	—	—	—
2015	10.51	(0.15)	(0.27)	(0.42)	—	—	—
2014	10.10	(0.21)	0.62	0.41	—	—	—
2013	10.14	(0.22)	0.27	0.05	—	(0.09)	(0.09)
Retail Class Shares
2018*	$12.24	$(0.12)	$0.69	$0.57	$(0.06)	$(0.06)	$(0.12)
2017	10.21	(0.22)	2.25	2.03	—	—	—
2016	10.03	(0.17)	0.35	0.18	—	—	—
2015	10.46	(0.16)	(0.27)	(0.43)	—	—	—
2014	10.08	(0.22)	0.60	0.38	—	—	—
2013	10.13	(0.23)	0.27	0.04	—	(0.09)	(0.09)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.76	1.10	%**	$820,566	0.88%		0.88%	2.22%	133	%**
9.76	2.67		749,232	0.87		0.87	2.89	194
9.78	3.05		606,510	0.84		0.84	2.98	114
9.78	1.72		666,036	0.87		0.87	3.31	90
9.94	3.48		680,443	0.90		0.90	3.81	195
9.98	3.39		587,334	0.99	(6)	0.94	3.88	390

$9.72	0.98	%**	$104,846	1.17%		1.17%	1.92%	133	%**
9.73	2.42		115,916	1.16		1.16	2.53	194
9.75	2.81		275,037	1.08		1.08	2.74	114
9.75	1.47		204,234	1.18		1.18	3.00	90
9.92	3.02		225,058	1.18		1.18	3.62	195
9.97	3.14		285,742	1.25	(6)	1.21	3.75	390

$12.80	4.77	%**	$88,491	3.21	%(9)	3.21%	(1.67)%	28	%**
12.37	20.21		85,001	3.17	(8)	3.17	(1.81)	24
10.29	1.98		104,030	3.13	(5)(6)	3.12	(1.75)	40
10.09	(4.00)		97,196	3.01	(4)(6)	3.00	(1.41)	35
10.51	4.06		107,276	3.22	(3)(6)	3.16	(1.99)	59
10.10	0.55	†	26,686	3.46	(2)	3.60	(2.22)	56

$12.69	4.73	%**	$3,289	3.41	%(9)	3.46%	(1.86)%	28	%**
12.24	19.88		3,492	3.38	(8)	3.49	(2.03)	24
10.21	1.79		3,824	3.33	(5)(6)	3.31	(1.70)	40
10.03	(4.11)		13,246	3.16	(4)(6)	3.19	(1.55)	35
10.46	3.77		16,194	3.37	(3)(6)	3.29	(2.03)	59
10.08	0.45	†	72,410	3.61	(2)	3.71	(2.32)	56

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)

Dividend expense and stock loan fee totaled 1.61% of average net assets for the year ended September 30, 2013. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(3)

Dividend expense and stock loan fee totaled 1.37% of average net assets for the year ended September 30, 2014. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(4)

Dividend expense and stock loan fee totaled 1.16% of average net assets for the year ended September 30, 2015. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(5)

Dividend expense and stock loan fee totaled 1.35% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 1.78% and 1.98%, respectively.

(6)	Ratios include previously waived investment advisory fees recovered.
(7)	Amount represents less than $0.01 per share.
(8)

Dividend expense and stock loan fee totaled 1.38% of average net assets for the period ended September 30, 2017. Had these expenses not been included the ratios would have been 1.79% and 2.00%, respectively.

(9)

Dividend expense and stock loan fee totaled 1.41% of average net assets for the period ended March 31, 2018. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2018 (Unaudited)
For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
RiverPark Strategic Income Fund
Institutional Class Shares
2018*	$9.52	$0.22	$(0.10)	$0.12	$(0.22)	$—		$(0.22)
2017	9.43	0.54	0.05	0.59	(0.50)	—		(0.50)
2016	9.49	0.52	(0.04)	0.48	(0.54)	—		(0.54)
2015	10.26	0.56	(0.72)	(0.16)	(0.60)	(0.01)		(0.61)
2014(2)	10.00	0.59	0.12 (6)	0.71	(0.45)	—	(5)	(0.45)
Retail Class Shares
2018*	$9.50	$0.21	$(0.09)	$0.12	$(0.21)	$—		$(0.21)
2017	9.42	0.52	0.04	0.56	(0.48)	—		(0.48)
2016	9.48	0.49	(0.04)	0.45	(0.51)	—		(0.51)
2015	10.26	0.53	(0.72)	(0.19)	(0.58)	(0.01)		(0.59)
2014(2)	10.00	0.55	0.14 (6)	0.69	(0.43)	—	(5)	(0.43)
RiverPark Focused Value Fund
Institutional Class Shares
2018*	$9.52	$0.08	$(0.19)	$(0.11)	$(0.11)	$—		$(0.11)
2017	8.01	0.12	1.46	1.58	(0.07)	—		(0.07)
2016(8)	8.56	0.13	(0.63)	(0.50)	(0.05)	—	(5)	(0.05)
2015(3)	10.00	0.07	(1.51)	(1.44)	—	—		—
Retail Class Shares
2018*	$9.50	$0.06	$(0.18)	$(0.12)	$(0.08)	$—		$(0.08)
2017	8.00	0.10	1.45	1.55	(0.05)	—		(0.05)
2016(8)	8.56	0.10	(0.63)	(0.53)	(0.03)	—	(5)	(0.03)
2015(3)	10.00	0.05	(1.49)	(1.44)	—	—		—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.42	1.26	%**	$319,763	1.13	%(10)	1.13%	4.70%	18	%**
9.52	6.39		311,573	1.00	(9)	1.00	5.58	62
9.43	5.34		246,474	0.93	(7)	0.93	5.64	69
9.49	(1.63)		247,726	0.90		0.90	5.57	54
10.26	7.16		205,825	0.91		0.91	5.67	61

$9.41	1.25	%**	$121,060	1.40	%(10)	1.40%	4.44%	18	%**
9.50	6.01		101,579	1.29	(9)	1.29	5.50	62
9.42	5.08		361,203	1.24	(7)	1.24	5.32	69
9.48	(1.98)		391,558	1.19		1.19	5.29	54
10.26	6.93		306,131	1.24		1.24	5.29	61

$9.30	(1.26	)%**	$41,627	0.93%		0.93%	1.60%	29	%**
9.52	19.88		42,470	0.91	(4)	0.87	1.44	36
8.01	(5.83)		41,803	1.00	(4)	0.97	1.57	26
8.56	(14.40	)†	43,200	1.00		1.25	1.35	14

$9.30	(1.28	)%**	$704	1.25%		1.26%	1.31%	29	%**
9.50	19.44		587	1.25		1.28	1.10	36
8.00	(6.14)		411	1.25		1.35	1.29	26
8.56	(14.40	)†	363	1.25		1.60	1.01	14

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)	Commenced operations on September 30, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(3)	Commenced operations on March 31, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(4)	Ratios include previously waived investment advisory fees recovered.
(5)	Amount represents less than $0.01 per share.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)

Dividend expense and stock loan fee totaled 0.09% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 0.84% and 1.15%, respectively.

(8)	For the year ended September 30, 2016, the Adviser has recovered previously waived investment advisory fees in the Institutional Class while waiving investment advisory fees in the Retail Class.
(9)

Dividend expense and stock loan fee totaled 0.13% of average net assets for the year ended September 30, 2017. Had these expenses not been included the ratios would have been 0.87% and 1.16%, respectively.

(10)

Dividend expense and stock loan fee totaled 0.24% of average net assets for the period ended March 31, 2018. Had these expenses not been included the ratios would have been 0.89% and 1.16%, respectively.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2018 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2018, the Trust was comprised of six funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Strategic Income Fund and the RiverPark Focused Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Focused Value Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund and RiverPark Focused Value Fund which are both non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

The RiverPark Short Term High Yield Fund was closed to new investors on June 21, 2013. Effective as of the close of business on April 5, 2017 (the “Re-Opening Date”), the RiverPark Short Term High Yield Fund was made publicly available for sale on a limited basis as set forth below.

The following groups will be permitted to purchase Fund shares after the Re-Opening Date:

1.

Shareholders of record of the Fund as of the Re-Opening Date (although if a shareholder closes all accounts in the Fund, additional investment in the Fund from that shareholder may not be accepted) may continue to purchase additional shares in their existing Fund accounts either directly from the Fund or through a financial intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund,

2.	New shareholders may open Fund accounts and purchase directly from the Fund (i.e. not through a financial intermediary), and

3.

Members of the Fund’s Board of Trustees, persons affiliated with RiverPark Advisors, LLC or Cohanzick Management, LLC and their immediate families will be able to purchase shares of the Fund and establish new accounts.

The Fund may from time to time, in its sole discretion, limit the types of investors permitted to open new accounts, limit new purchases or otherwise modify the above policy at any time on a case-by-case basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedules of Securities Sold Short, Not Yet Purchased, open forward currency contracts and list of open swap contracts.

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period. For the six months ended March 31, 2018, there were no significant changes to the Funds’ fair value methodologies.

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities Sold Short, Not Yet Purchased — As consistent with the RiverPark Long/Short Opportunity Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. As consistent with the RiverPark Strategic Income Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 15% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size on a standalone basis, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations.

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or monthly during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Monthly reset payments on the total return swap are inclusive of interest, commissions and dividends which are recorded as part of the net realized gains and losses in the Statement of Operations. Net realized loss on swap contracts was $433,891 for the six months ended March 31, 2018. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of March 31, 2018. For the period ended March 31, 2018, the average notional value of equity swaps was as follows:

Average Monthly Notional Value	$17,527,054

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of March 31, 2018, the RiverPark Long/Short Opportunity Fund entered into swap agreements with one counterparty, Goldman Sachs.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

As of March 31, 2018, there are no derivative assets (unrealized appreciation) or derivative liabilities (unrealized depreciation) to present within the netting arrangement. For presentation purposes, the Master Netting tables have been omitted.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund’s do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements March 31, 2018 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2018, the RiverPark Strategic Income Fund held forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. In accordance with this policy, the unrealized appreciation and depreciation as of March 31, 2018 is presented as unrealized appreciation or depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and unrealized gains (losses) on forward contracts are disclosed separately on the Statements of Operations. For the six months ended March 31, 2018, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts	$(3,445,338)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Long/Short Opportunity Fund and RiverPark Focused Value Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2018, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

3. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2019 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

Notes to Financial Statements March 31, 2018 (Unaudited)

3. Agreements (continued)

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
RiverPark/Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Strategic Income Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Focused Value Fund	0.65%	1.00%	1.25%	2.00%

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the six months ended March 31, 2018, the Adviser fee waiver analysis is as follows:

Fund	Unexpired Fee Waivers at September 30, 2017	Fees Waived for the Period Ended March 31, 2018	Fees Recaptured for the Period Ended March 31, 2018	Fee Waivers Expired for the Period Ended March 31, 2018	Unexpired Fee Waivers at March 31, 2018
RiverPark Long/Short Opportunity Fund	$3,714	$786	$—	$—	$4,500
RiverPark Focused Value Fund	209	24	(5)	—	228

As of March 31, 2018, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:

Fund	Expiring 2020	Expiring 2021	Total
RiverPark Long/Short Opportunity Fund	$3,714	$786	$4,500
RiverPark Focused Value Fund	204	24	228

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and RiverPark Focused Value Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

Notes to Financial Statements March 31, 2018 (Unaudited)

3. Agreements (continued)

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
RiverPark/Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	Cohanzick Management, LLC
RiverPark Strategic Income Fund	Cohanzick Management, LLC

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc. (“Wedgewood”) and Cohanzick Management, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners, and the owners of Wedgewood own 2.5% of RiverPark’s holding company. For its services as sub-adviser to the RiverPark/Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of RiverPark/Wedgewood Fund’s average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. For the six months ended March 31, 2018, the Funds were charged $594,220 for these services.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2018, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

Notes to Financial Statements March 31, 2018 (Unaudited)

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six months ended March 31, 2018, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$8,535	$10,434
RiverPark/Wedgewood Fund	53,499	345,608
RiverPark Short Term High Yield Fund	1,577,175	486,085
RiverPark Long/Short Opportunity Fund	26,398	31,970
RiverPark Strategic Income Fund	108,514	69,247
RiverPark Focused Value Fund	11,886	11,827

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2018.

5. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two years or periods ended September 30, 2017 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2017	$206	$30	$—	$236
2016	1	1,340	—	1,341
RiverPark/Wedgewood Fund
2017	2,353	—	—	2,353
2016	11,249	78,730	—	89,979
RiverPark Short Term High Yield Fund
2017	24,417	—	—	24,417
2016	24,991	—	—	24,991
RiverPark Strategic Income Fund
2017	27,046	—	—	27,046
2016	33,527	—	—	33,527
RiverPark Focused Value Fund
2017	381	—	—	381
2016	275	—	—	275

Notes to Financial Statements March 31, 2018 (Unaudited)

5. Federal Tax Information (continued)

There were no distributions declared during the last two years or periods ended September 30 in the RiverPark Long/Short Opportunity Fund.

As of September 30, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Current Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$4,117	$—	$—	$16,531	$1	$—	$20,649
RiverPark/Wedgewood Fund	—	62,752	—	—	187,718	5	(879)	249,596
RiverPark Short Term High Yield Fund	282	—	(19,311)	—	(2,257)	(1)	—	(21,287)
RiverPark Long/Short Opportunity Fund	—	379	—	—	27,373	(1,043)	—	26,709
RiverPark Strategic Income Fund	99	—	(40,502)	—	(9,624)	1	—	(50,026)
RiverPark Focused Value Fund	328	—	(3,513)	—	2,572	—	—	(613)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2017 through September 30, 2017 and specified losses realized on investment transactions from November 1, 2016 through September 30, 2017. The RiverPark Wedgewood Fund elects to defer the late-year loss of $879,145 and to treat it as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):

Fund	Short Term Loss	Long Term Loss	Total
RiverPark Short Term High Yield Fund	$14,009	$5,302	$19,311
RiverPark Strategic Income Fund	6,411	34,091	40,502
RiverPark Focused Value Fund	890	2,623	3,513

During the year ended September 30, 2017, the following funds utilized capital loss carryforwards to offset capital gains as follows (000):

Fund	Short Term Loss	Long Term Loss	Total
RiverPark Large Growth Fund	$451	$172	$623
RiverPark/Wedgewood Fund	2,326	27,783	30,109
RiverPark Long/Short Opportunity Fund	1,860	—	1,860

Notes to Financial Statements March 31, 2018 (Unaudited)

5. Federal Tax Information (continued)

For federal income tax purposes, the cost of investments owned at March 31, 2018 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$28,859	$20,426	$(534)	$19,892
RiverPark/Wedgewood Fund	240,576	127,144	(12,757)	114,387
RiverPark Short Term High Yield Fund	857,927	690	(3,283)	(2,593)
RiverPark Long/Short Opportunity Fund	54,090	32,904	(1,754)	31,150
RiverPark Strategic Income Fund	414,462	2,027	(11,744)	(9,717)
RiverPark Focused Value Fund	36,997	5,455	(3,849)	1,606

6. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

Notes to Financial Statements March 31, 2018 (Unaudited)

6. Risks (continued)

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund settles swap agreements at least monthly.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

A more complete description of risks is included in each Fund’s prospectus and SAI.

Notes to Financial Statements March 31, 2018 (Unaudited)

7. Other

As of March 31, 2018, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	75%
Retail Class Shares	89%
RiverPark/Wedgewood Fund
Institutional Class Shares	58%
Retail Class Shares	59%
RiverPark Short Term High Yield Fund
Institutional Class Shares	75%
Retail Class Shares	84%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	77%
Retail Class Shares	83%
RiverPark Strategic Income Fund
Institutional Class Shares	66%
Retail Class Shares	79%
RiverPark Focused Value Fund
Institutional Class Shares	88%
Retail Class Shares	97%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Large Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,093.80	0.94%	$4.91
Hypothetical 5% Return	1,000.00	1,020.24	0.94	4.73
RiverPark Large Growth Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,092.20	1.22	6.36
Hypothetical 5% Return	1,000.00	1,018.85	1.22	6.14
RiverPark/Wedgewood Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,077.20	0.93	4.82
Hypothetical 5% Return	1,000.00	1,020.29	0.93	4.68
RiverPark/Wedgewood Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,076.60	1.15	5.95
Hypothetical 5% Return	1,000.00	1,019.20	1.15	5.79

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Net Annualized Expense Ratios		Expenses Paid During Period*
RiverPark Short Term High Yield Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,011.00	0.88%		$4.41
Hypothetical 5% Return	1,000.00	1,020.54	0.88		4.43
RiverPark Short Term High Yield Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,009.80	1.17		5.86
Hypothetical 5% Return	1,000.00	1,019.10	1.17		5.89
RiverPark Long/Short Opportunity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,047.70	3.21	†	16.49
Hypothetical 5% Return	1,000.00	1,008.83	3.21		16.18
RiverPark Long/Short Opportunity Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,047.30	3.41	†	17.51
Hypothetical 5% Return	1,000.00	1,007.83	3.41		17.17
RiverPark Strategic Income Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,012.60	1.13	††	5.72
Hypothetical 5% Return	1,000.00	1,019.25	1.13		5.74
RiverPark Strategic Income Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,012.50	1.40	††	7.07
Hypothetical 5% Return	1,000.00	1,017.90	1.40		7.09
RiverPark Focused Value Fund — Institutional Class Shares
Actual Fund Return	1,000.00	987.40	0.93		4.61
Hypothetical 5% Return	1,000.00	1,020.29	0.93		4.68
RiverPark Focused Value Fund — Retail Class Shares
Actual Fund Return	1,000.00	987.40	1.25		6.19
Hypothetical 5% Return	1,000.00	1,018.70	1.25		6.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†

The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 1.41%. Had these expenses not been included the ratios would have been 1.80% and 2.00%, respectively.

††

The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 0.24%. Had these expenses not been included the ratios would have been 0.89% and 1.16%, respectively.

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INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts 02109

PRIME BROKER:

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, NY 10282

TRANSFER AGENT

DST Systems, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174-0208

This information must be preceded or accompanied by a
current prospectus for the Trust.

RPF-SA-001-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 6, 2018

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: June 6, 2018

*	Print the name and title of each signing officer under his or her signature.